Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the Normal Course Issuer Bids [the number of shares in the table below are expressed in whole numbers]:

	2024		2023
	Shares purchased	Cash amount	Shares purchased	Cash amount

2022 Bid	—	$—	239,296	$13
Prior 2024 Bid	98,636	5	—	—
2024 Bid	4,551,327	202	—	—
	4,649,963	$207	239,296	$13

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 26, 2025 were exercised or converted:

Common Shares	281,688,546
Stock options [i]	5,905,458
287,594,004

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.